Note 23 (Tables)	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	June 2022	December 2021
Provisions for pensions and similar obligations (*)		2,849	3,576
Other long term employee benefits (**)		502	632
Provisions for taxes and other legal contingencies	6.1	620	623
Commitments and guarantees given	30	743	691
Other provisions (***)		420	366
Total		5,134	5,889
(*) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain.
(**) It also includes a provision for the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A in 2021.
(***) Individually insignificant provisions or contingencies for various concepts in different geographies.